Shareholders' equity (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 16, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note stock split conversionRatio1				0.1495
Ordinary shares, authorized | shares				75,000,000	31,390,135
Protected Ordinary Stock Shares Authorized | shares					31,390,135
Number of Protected Ordinary shares that were exchanged for Ordinary shares | shares	18,654,270
Number of votes | Vote				1
Net of issuance costs				$ 4,876
Issuance of Protected ordinary shares, net of issuance costs				$ 4,340	$ 54,635
Vesting period				4 years
Unallocated ordinary shares | shares					12,006
Weighted-average grant-date fair value of options granted | $ / shares				$ 11.99	$ 1.27	$ 0.40
Aggregate intrinsic value of exercised options				$ 2,715	$ 5,716	$ 593
Grant-date fair value of vested options				5,768	$ 972	501
Total unrecognized compensation cost				$ 26,227
Total unrecognized compensation cost weighted-average period				2 years 10 months 28 days
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction | shares					679,762
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction, value					$ 15,000
Stock-based compensation costs				$ 8,899	11,648	$ 1,403
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation costs					$ 9,187
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction, price per share | $ / shares					$ 21.41
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares sold by ordinary shareholders to existing investor in secondary market transaction, price per share | $ / shares					$ 22.41
2011 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Number of ordinary shares reserved and available for grant and issuance | shares				4,862,550
Unallocated ordinary shares | shares				284,008
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Number of ordinary shares reserved and available for grant and issuance | shares				4,862,849
A4 protected ordinary shares | New investor and certain existing investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Protected ordinary shares, net of issuance costs (in shares) | shares			2,317,434
Issuance of Protected ordinary shares, net of issuance costs			$ 52,995
Shares issued during period, price per share | $ / shares			$ 22.88
A4 protected ordinary shares | Existing investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Protected ordinary shares, net of issuance costs (in shares) | shares		182,752
Net of issuance costs		$ 60
Issuance of Protected ordinary shares, net of issuance costs		$ 4,125
Shares issued during period, price per share | $ / shares		$ 22.88
Deemed dividend		$ 632